Business combinations - Schedule of Purchase Consideration Cash Outflow (Detail) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Linked
Disclosure of detailed information about business combination [line items]
Net cash acquired	R$ 596
Mvarandas
Disclosure of detailed information about business combination [line items]
Net cash acquired	240
Vitta Group
Disclosure of detailed information about business combination [line items]
Net cash acquired	2,964
MLabs
Disclosure of detailed information about business combination [line items]
Net cash acquired	9,406
Questor
Disclosure of detailed information about business combination [line items]
Net cash acquired	4,354
Sponte
Disclosure of detailed information about business combination [line items]
Net cash acquired	1,487
Creditinfo Caribbean
Disclosure of detailed information about business combination [line items]
Net cash acquired	R$ 9,494